Summary of Significant Accounting Policies (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Accrued payroll taxes, current	$ 2,309		$ 2,309
Subscription, transaction and services	$ 33,119	$ 24,524	$ 108,569	$ 96,460	$ 79,571
Customer relationship period	5 years		5 years
Capitalized contract costs, current	$ 4,712		$ 4,718	4,751
Capitalized contract cost, non-current	$ 8,551		8,677	7,887
ACH returns processing period	3 days
Offering costs			2,845
Commissions
Significant Accounting Policies [Line Items]
Capitalized contract costs, additions	$ 712
Capitalized contract costs, amortization	747		2,111	1,700
Capitalized contract costs, current	2,490		2,431	1,912
Capitalized contract cost, non-current	$ 5,139		$ 5,233	4,594
Minimum
Significant Accounting Policies [Line Items]
Customer relationship period, business combination	2 years		2 years
Minimum | Commissions
Significant Accounting Policies [Line Items]
Capitalized contract costs, amortization period	4 years		4 years
Capitalized contract costs, commission expense payment period	3 months		3 months
Maximum
Significant Accounting Policies [Line Items]
Customer relationship period, business combination	4 years		4 years
Maximum | Commissions
Significant Accounting Policies [Line Items]
Capitalized contract costs, amortization period	5 years		5 years
Capitalized contract costs, commission expense payment period	12 months		12 months
Subscription and transaction
Significant Accounting Policies [Line Items]
Subscription, transaction and services	$ 30,183	23,125
Services and other
Significant Accounting Policies [Line Items]
Subscription, transaction and services	$ 2,936	$ 1,399	$ 8,960	$ 6,984	$ 4,846